LOANS TO THIRD PARTIES - Additional Information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
LOANS TO THIRD PARTIES
Proceeds from collection	¥ 4.5	$ 0.7
Effective percentage	4.80%	4.80%